Accounts receivables, net	12 Months Ended
Dec. 31, 2025
Accounts receivables, net
Accounts receivables, net
3.	Accounts receivables, net

Components of accounts receivables are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Receivables for logistics and warehousing services rendered	289,862	255,400
Receivables from payment platform	130,460	215,538
Trade receivables (Note a)	226,464	220,640
Others (Note b)	284,631	217,046
Subtotal	931,417	908,624
Allowance for doubt accounts:
Balance at beginning of the year	(60,665)	(16,259)
Write-offs	53,058	9,983
Provision	(8,652)	(13,128)
Allowance as of the end of the year	(16,259)	(19,404)
Accounts receivables, net	915,158	889,220

Notes:

(a)	Trade receivables represent financing extended to certain customers when they select to pay for the online product purchases through installments.
(b)

Others mainly represent receivables from provision of rental, online promotion and advertising services, receivables from financing service fees and receivables from government subsidies for customers.